Other Non-financial Liabilities - Summary of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 2,762,760,009	$ 2,675,628,185
Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities	2,389,573
Up to 12 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities	1,098,237
Up to 24 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities	615,085
Over 24 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 676,251